LEASES - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
LEASES
Operating lease expense	$ 102,859	$ 175,549
Remaining lease term	1 year 8 months
Discount rate	5.46%